Related Party Transactions - Amounts Due from and Due to Related Parties (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Related Party Transaction
Amount due from related parties	$ 2,687	$ 1,141
Amount due to related parties	1,212	1,070
KOAS [Member]
Related Party Transaction
Amount due from related parties	687	466
Amount due to related parties	840	629
KNOT and affiliates
Related Party Transaction
Amount due from related parties	2,000	675
Amount due to related parties	$ 372	$ 441